Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (5,734,000)	$ (10,236,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	13,784,000	2,111,000
Noncash amortization of deferred financing costs	186,000
Noncash share-based compensation	453,000	70,000
Gain on remeasurement of equity method investment	(10,945,000)
Acquisition costs attributable to contributed properties		455,000
Gain on disposition of discontinued operations	(904,000)
Other changes in operating assets and liabilities:
Rent and other receivables	4,736,000	(82,000)
Resident security deposits	(13,572,000)
Prepaid expenses and other assets	(475,000)	(492,000)
Deferred leasing costs	(3,197,000)
Accounts payable and accrued expenses	23,056,000	676,000
Amounts payable to affiliates	(5,349,000)	949,000
Net cash provided by (used in) operating activities	2,039,000	(6,549,000)
Investing activities
Cash paid for single-family properties	(1,293,745,000)	(87,506,000)
Escrow deposits for purchase of single-family properties	(18,227,000)	(7,393,000)
Cash acquired in non-cash business combinations	33,099,000
Net proceeds received from sale of discontinued operations	8,844,000
Distributions from unconsolidated joint venture	3,431,000
Improvements to single-family properties	(236,849,000)	(2,571,000)
Net cash used in investing activities	(1,503,447,000)	(97,470,000)
Financing activities
Implied contribution by Sponsor for historical operations	517,000	5,888,000
Proceeds from issuance of Class A units in Operating Partnership		490,000
Proceeds from credit facility	670,000,000
Proceeds from bridge loan	115,000,000
Payments on bridge loan	(115,000,000)
Extinguishment of RJ1 note payable	(7,600,000)
Distributions to noncontrolling interests	(5,858,000)
Deferred financing costs	(4,940,000)
Net cash provided by financing activities	1,355,616,000	501,217,000
Net increase (decrease) in cash and cash equivalents	(145,792,000)	397,198,000
Cash and cash equivalents, beginning of period	397,198,000	0
Cash and cash equivalents, end of period	251,406,000	397,198,000
Supplemental cash flow information
Cash payments for interest	448,000
Supplemental schedule of noncash investing and financing activities
Receivables related to property acquisitions	1,261,000	3,312,000
Accounts payable and accrued expenses related to property acquisitions	20,201,000
Accounts payable and accrued expenses related to deferred financing costs	3,333,000	2,306,000
Amounts payable to affiliates related to property acquisitions	2,278,000	4,180,000
Contribution of properties	30,510,000	408,639,000
Single-family properties	966,571,000
Cash and cash equivalents	33,099,000
Other net assets and liabilities	(36,760,000)
Deferred costs and other intangibles	133,195,000
Additional paid-in capital	(703,856,000)
Contingently convertible Series E units liability	(64,881,000)
Noncontrolling interest in consolidated subsidiaries	(39,321,000)
Class A Units [Member]
Supplemental schedule of noncash investing and financing activities
Issuance of units to noncontrolling interest	(221,934,000)
Class A Common Shares [Member]
Financing activities
Net proceeds from issuance of common shares	703,497,000	494,839,000
Supplemental schedule of noncash investing and financing activities
Contribution of properties		47,156,000
Class A common shares	(436,000)
Class B Common Shares [Member]
Supplemental schedule of noncash investing and financing activities
Contribution of properties	7,959,000
Additional Paid-in Capital [Member]
Supplemental schedule of noncash investing and financing activities
Contribution of properties	(384,221,000)	361,483,000
Due from Affiliates [Member]
Supplemental schedule of noncash investing and financing activities
Contribution of properties	(2,508,000)
Series C Convertible Units [Member]
Supplemental schedule of noncash investing and financing activities
Contribution of properties	390,016,000
Series D Convertible Units [Member]
Supplemental schedule of noncash investing and financing activities
Issuance of units to noncontrolling interest	$ (65,188,000)